Consolidated Balance Sheets (Parentheticals) - shares	Jan. 31, 2021	Jan. 31, 2020
Common shares, shares issued (in shares)	84,494,658	84,156,316
Common shares, shares outstanding (in shares)	84,494,658	84,156,316